Document and Entity Information	12 Months Ended
Dec. 31, 2017 shares
Document Information [line items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Entity Registrant Name	HUANENG POWER INTERNATIONAL INC
Entity Central Index Key	0000929058
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	Yes
Trading Symbol	HNP
A shares [member]
Document Information [line items]
Entity Common Stock, Shares Outstanding	10,500,000,000
Overseas listed foreign shares [member]
Document Information [line items]
Entity Common Stock, Shares Outstanding	4,700,383,440